Supplemental disclosure of cash flow information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of information for cash-generating units [abstract]
Summary of changes in operating assets and liabilities

	December 31,
	2025	2024	2023
	$	$	$
Changes in operating assets and liabilities:
Trade and other receivables	1,145	(1,683)	1,856
Inventories	1,420	1,107	(1,157)
Prepaid expenses and other current assets	895	(497)	(128)
Investment tax credit receivable	-	(743)	(95)
Payables and accrued liabilities	(2,451)	(823)	(418)
Deferred revenues	9	217	-
Provisions	(119)	276	-
Employee future benefits	(607)	(368)	-
	292	(2,514)	58